NON-CONTROLLING INTERESTS - Narrative (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Apr. 30, 2021
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent		$ 143,000,000	$ 131,000,000	$ 286,000,000	$ 263,000,000
Redeemable and exchangeable partnership units, exchange ratio				1
Number of shares outstanding (in shares)		308,051,190		308,051,190
Dividends paid to non-controlling interests		$ 6,000,000	6,000,000	$ 13,000,000	13,000,000
Interest expense on borrowings		294,000,000	246,000,000	560,000,000	479,000,000
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Amount issued						$ 260,000,000	$ 350,000,000
Interest rate						4.875%	4.625%
Interest expense on borrowings		7,000,000	3,000,000	14,000,000	3,000,000
Distributions		$ 9,000,000	$ 0	$ 13,000,000	$ 0
Brookfield
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage		48.00%		48.00%
GP interests | Brookfield | Ownership Interest In BRELP
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage		1.00%		1.00%
LP Units
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 1.28
Number of shares authorized for repurchase (in shares)						13,750,520
Authorised share repurchases as a percent of issued and outstanding shares						5.00%
Number of shares repurchased		0	0	0	0
Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage		26.00%		26.00%
Exchangeable Shares
Disclosure of Non Controlling Interest [Line Items]
Number of shares authorized for repurchase (in shares)						8,610,184
Exchangeable Shares | TerraForm Power Inc
Disclosure of Non Controlling Interest [Line Items]
Number of shares exchanged		4,743	6,033	8,084	9,642
Ordinary shares
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		275,239,541		275,239,541		275,084,265
Ordinary shares | TerraForm Power Inc
Disclosure of Non Controlling Interest [Line Items]
Payments for shares exchanged (less than)		$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 1,000,000
Ordinary shares | Brookfield
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		68,749,416		68,749,416		68,749,416
Class A Preference Shares
Disclosure of Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)		0		0
Non-controlling interests
Disclosure of Non Controlling Interest [Line Items]
Interest expense on borrowings		$ 145,000,000	111,000,000	$ 277,000,000	215,000,000
Non-controlling interests		$ 18,320,000,000		$ 18,320,000,000		$ 19,023,000,000
Non-controlling interests | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)				$ 0.2253
Incentive distribution, percent				25.00%
Non-controlling interests | GP interests
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		3,977,260		3,977,260		3,977,260
Non-controlling interests | LP Units | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)				$ 0.20
Incentive distribution, percent				15.00%
Non-controlling interests | Redeemable Exchangeable Partnership Units And General Partnership Units
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage		100.00%		100.00%
Non-controlling interests | Exchangeable Shares
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		172,222,322		172,222,322		172,203,342
Non-controlling interests | Redeemable/Exchangeable partnership units
Disclosure of Non Controlling Interest [Line Items]
Number of shares outstanding (in shares)		194,487,939		194,487,939		194,487,939
Incentive distribution
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners of parent		$ 23,000,000	$ 20,000,000	$ 47,000,000	$ 40,000,000
BEPC Exchangeable Participating Noncontrolling Interests Holding Subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Number of shares redeemed (in shares)		0		0
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests		$ 592,000,000		$ 592,000,000		$ 592,000,000